Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Property and Equipment [Abstract]
Schedule of property plant and equipment
	June 30, 2017	March 31, 2017
Production equipment	$104,103	$51,304
Computer equipment	69,279	42,078
Software	29,000	—
Total property and equipment	202,382	93,382

Accumulated depreciation	(52,746)	(35,975)
Property and equipment, net	$149,636	$57,407

	March 31, 2017	March 31, 2016
Production equipment	$51,304	$51,304
Computer equipment	42,078	23,125
Total property and equipment	93,382	74,429

Accumulated depreciation	(35,975)	(11,860)
Property and equipment, net	$57,407	$62,569